8. FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements Tables
Assumptions used and related fair values for warrants

Significant assumptions used and related fair values for the warrants as of March 31, 2013 were as follows:

Original Issuance	Exercise Price	Volatility	Risk-Free Interest Rate	Term (years)	Discount for Marketability restrictions	Warrants Outstanding	Fair Value
03/28/2013	$7.80	71.1%	0.24%	2.00	38.2%	788,000	$882,000
01/11/2013	$7.80	72.5%	0.77%	4.79	54.4%	1,709,000	2,728,000
09/26/2012	$8.85	84.2%	0.31%	2.49	75.9%	1,771,000	776,000
07/3/2012	$7.50	71.1%	0.57%	4.26	51.8%	1,812,000	2,880,000
07/3/2012	$6.45	63.7%	0.14%	0.76	57.6%	804,000	335,000
12/13/2011	$11.25	68.1%	0.57%	3.71	47.1%	306,000	478,000
							$8,079,000

Significant assumptions used and related fair values for the warrants as of December 31, 2012 were as follows:

Original Issuance	Exercise Price	Volatility	Risk-Free Interest Rate	Term (years)	Discount for Marketability restrictions	Warrants Outstanding	Fair Value
09/26/2012	$8.85	70.2%	0.36%	2.74	53.9%	1,833,000	$1,112,000
07/3/2012	$7.50	76.1%	0.72%	4.51	55.5%	1,867,000	2,756,000
07/3/2012	$6.45	69.3%	0.16%	1.01	55.5%	930,000	509,000
12/13/2011	$12.45	74.4%	0.54%	3.95	52.3%	330,000	480,000
10/6/2010	$1.80	76.0%	0.72%	4.80	46.4%	17,000	35,000
							$4,892,000

Original Issuance	Exercise Price	Volatility	Risk Free Interest Rate	Term (years)	Market Discount	Warrants Outstanding	Fair Value
09/26/2012	$8.85	70.2%	0.36%	2.74	53.9%	1,833,000	$1,112,000
07/3/2012	$7.50	76.1%	0.72%	4.51	55.5%	1,867,000	2,756,000
07/3/2012	$6.45	69.3%	0.16%	1.01	55.5%	930,000	509,000
12/13/2011	$12.45	74.4%	0.54%	3.95	52.3%	330,000	480,000
10/6/2010	$1.80	76.0%	0.72%	4.80	46.4%	17,000	35,000
							$4,892,000

Significant assumptions used and related fair values for the warrants as of December 31, 2011 were as follows:

Original Issuance	Exercise Price	Volatility	Risk Free Interest Rate	Term (years)	Market Discount	Warrants Outstanding	Fair Value
12/13/2011	$22.50	68.0%	0.83%	4.96	52.0%	330,000	$1,695,000
10/6/2010	$6.75	68.0%	1.09%	5.90	47.4%	34,000	226,000
							$1,921,000

Assumptions used and related fair value for conversion feature
Original Issuance	Conversion Price	Volatility	Risk-Free Interest Rate	Term (years)	Market Discount	Fair Value
3/28/13	$15.00	62.2%	0.14%	1.0	24.5%	$1,400,800

Summary of fair value measurements by level

The following table summarizes fair value measurements by level at March 31, 2013 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$205	$–	$–	$205
Total Assets	$205	$–	$–	$205

Liabilities:
Warrants(2)	$–	$–	$8,079	$8,079
Conversion feature(2)	–	–	1,401	1,401
Commodity contracts(3)	115	–	–	115
Total Liabilities	$115	$–	$9,480	$9,595

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in warrant liabilities and conversion feature at fair value in the consolidated balance sheets.

(3) Included in accrued liabilities in the consolidated balance sheets.

The following table summarizes fair value measurements by level at December 31, 2012 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$189	$–	$–	$189
Total Assets	$189	$–	$–	$189

Liabilities:
Warrants	$–	$–	$4,892	$4,892
Commodity contracts(2)	167	–	–	167
Total Liabilities	$167	$–	$4,892	$5,059

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in accrued liabilities in the consolidated balance sheets.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$189	$–	$–	$189
Total Assets	$189	$–	$–	$189

Liabilities:
Warrants	$–	$–	$4,892	$4,892
Commodity contracts(2)	167	–	–	167
Total Liabilities	$167	$–	$4,892	$5,059

(1) Included in other current assets in the consolidated balance sheets.

(2) Included in other current liabilities in the consolidated balance sheets.

The following table summarizes fair value measurements by level at December 31, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$244	$–	$–	$244
Total Assets	$244	$–	$–	$244

Liabilities:
Warrants	$–	$–	$1,921	$1,921
Commodity contracts(2)	500	–	–	500
Total Liabilities	$500	$–	$1,921	$2,421

(1) Included in other assets in the consolidated balance sheets.

(2) Included in other liabilities in the consolidated balance sheets.

Changes in fair value of Level 3 inputs

	Warrants	Conversion Feature
Balance, December 31, 2012	$4,892	$–
Issuance of warrants in January offering	2,657	–
Issuance of notes and warrants in March offering	883	1,401
Exercises of warrants	(260)	–
Adjustments to fair value for the period	(93)	–
Balance, March 31, 2013	$8,079	$1,401

The changes in the Company’s fair value of its Level 3 inputs were as follows (in thousands):

	Warrants	Convertible Notes

Balance, December 31, 2010	$5,718	$38,108
Retirement of Convertible Notes	–	(35,000)
Issuance of 2011 Warrants	1,809	–
Exercises of Warrants	(1,155)	–
Adjustments to fair value for the period	(4,451)	(3,108)
Balance, December 31, 2011	$1,921	$–
Issuance of July Offering Warrants	$3,380	$–
Issuance of September Offering Warrants	1,658	–
Exercises of Warrants	(113)	–
Adjustments to fair value for the period	(1,954)	–
Balance, December 31, 2012	$4,892	$–